Commitments and contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Litigation [Line Items]
Total office rental expenses	¥ 50,206	¥ 62,211	¥ 76,753
Outstanding capital commitments	193,412	111,966
Copyright infringement claim [Member]
Litigation [Line Items]
Loss Contingency, Damages Sought, Value	20,000	20,000	100,000
Copyright infringement claim [Member] | NetEase [Member]
Litigation [Line Items]
Loss Contingency, Damages Sought, Value	¥ 20,000	¥ 20,000	¥ 100,000